Long-Term Equity Investments - Schedule of Consolidated Financial Statements (Details) - Hangzhou Tangchuang Weilai Technology Co., Ltd (“Hangzhou Tangchuang”) [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Country of incorporation Principle place of business	the People’s Republic of China
Proportion of ownership, Interest held	30.00%	40.00%